Segmental and Revenue Analysis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total net revenues	$ 28,979,511	$ 24,443,736	$ 16,312,274
Marketing channels [Member]
Segment Reporting Information [Line Items]
Less: Sale tax and addition	(31,135)	(29,490)	(22,738)
Total net revenues	28,979,511	24,443,736	16,312,274
Marketing channels [Member] | Overseas sales [Member]
Segment Reporting Information [Line Items]
Total net revenues	21,190,063	18,882,589	13,987,822
Marketing channels [Member] | Domestic sales [Member]
Segment Reporting Information [Line Items]
Total net revenues	2,086,462	1,129,133	701,425
Marketing channels [Member] | Electronic commerce [Member]
Segment Reporting Information [Line Items]
Total net revenues	5,734,121	4,461,504	1,645,765
Different product lines [Member]
Segment Reporting Information [Line Items]
Less: Sale tax and addition	(31,135)	(29,490)	(22,738)
Total net revenues	28,979,511	24,443,736	16,312,274
Different product lines [Member] | Pet chews [Member]
Segment Reporting Information [Line Items]
Total net revenues	9,614,426	10,316,841	6,581,597
Different product lines [Member] | Dried pet snacks [Member]
Segment Reporting Information [Line Items]
Total net revenues	14,851,868	11,204,517	7,902,104
Different product lines [Member] | Wet canned pet food [Member]
Segment Reporting Information [Line Items]
Total net revenues	3,035,196	1,926,455	1,444,143
Different product lines [Member] | Dental health snacks [Member]
Segment Reporting Information [Line Items]
Total net revenues	856,875	606,648	321,711
Different product lines [Member] | Baked pet biscuits [Member]
Segment Reporting Information [Line Items]
Total net revenues	8,226	123,898	85,457
Different product lines [Member] | Others [Member]
Segment Reporting Information [Line Items]
Total net revenues	644,055	294,867
Different countries [Member]
Segment Reporting Information [Line Items]
Less: Sale tax and addition	(31,135)	(29,490)	(22,738)
Total net revenues	28,979,511	24,443,736	16,312,274
Different countries [Member] | South Korea [Member]
Segment Reporting Information [Line Items]
Total net revenues	5,397,982	5,299,721	4,689,733
Different countries [Member] | China [Member]
Segment Reporting Information [Line Items]
Total net revenues	6,553,715	5,073,272	2,347,190
Different countries [Member] | United Kingdom [Member]
Segment Reporting Information [Line Items]
Total net revenues	3,213,303	3,227,619	289,228
Different countries [Member] | Germany [Member]
Segment Reporting Information [Line Items]
Total net revenues	3,585,535	3,204,314	3,309,266
Different countries [Member] | Other countries [Member]
Segment Reporting Information [Line Items]
Total net revenues	$ 10,260,111	$ 7,668,300	$ 5,699,595